Dividends	12 Months Ended
Dec. 31, 2021
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Dividends
24. Dividends

	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m	Year ended 30 June 2019 £m
Amounts recognized as distributions to the equity shareholders:
Final dividend for the year ended 30 June 2018 of 8.58 pence per share	—	—	—	17.6
Interim dividend for the year ended 30 June 2019 of 3.55 pence per share	—	—	—	7.3
Final dividend for the year ended 30 June 2019 of 8.58 pence per share	—	—	17.7	—
Interim dividend for the year ended 30 June 2020 of 3.55 pence per share	—	—	7.3	—

Total distributions to owners of the parent in the year / period	—	—	25.0	24.9